Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	3
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	July 7, 2017
Closing Date:	August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$954,780,000.00	93.393%

Overcollateralization		$24,487,514.55	2.395%
YSOA		$43,059,066.23	4.212%
Total Original Pool Balance		$1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$105,233,448.53	0.5035093	$73,505,311.36	0.3517001	$31,728,137.17
Class A-2-A Notes	$210,500,000.00	1.0000000	$210,500,000.00	1.0000000	$-
Class A-2-B Notes	$139,500,000.00	1.0000000	$139,500,000.00	1.0000000	$-
Class A-3 Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-4 Notes	$73,780,000.00	1.0000000	$73,780,000.00	1.0000000	$-
Class B Notes	$17,620,000.00	1.0000000	$17,620,000.00	1.0000000	$-
Class C Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$851,013,448.53	0.8913189	$819,285,311.36	0.8580881	$31,728,137.17

Weighted Avg. Coupon (WAC)	3.28%		3.27%
Weighted Avg. Remaining Maturity (WARM)	54.87		53.96
Pool Receivables Balance	$920,800,124.52		$888,949,394.78
Remaining Number of Receivables	50,365		49,411

Adjusted Pool Balance	$881,811,005.01		$851,375,582.11

III. COLLECTIONS

Principal:
Principal Collections	$30,952,993.93
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$237,730.24
Total Principal Collections	$31,190,724.17

Interest:
Interest Collections	$2,466,580.35
Late Fees & Other Charges	$41,092.95
Interest on Repurchase Principal	$-
Total Interest Collections	$2,507,673.30

Collection Account Interest	$23,923.85
Reserve Account Interest	$1,834.61
Servicer Advances	$-

Total Collections	$33,724,155.93

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	3
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$33,724,155.93
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$33,724,155.93

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$767,333.44	$-	$767,333.44	767,333.44
	Collection Account Interest					$23,923.85
	Late Fees & Other Charges					$41,092.95
Total due to Servicer						$832,350.24

2.	Class A Noteholders Interest:
	Class A-1 Notes		$114,002.90		$114,002.90
	Class A-2-A Notes		$275,404.17		$275,404.17
	Class A-2-B Notes		$155,645.96		$155,645.96
	Class A-3 Notes		$405,625.00		$405,625.00
	Class A-4 Notes		$120,507.33		$120,507.33

	Total Class A interest:		$1,071,185.36		$1,071,185.36	1,071,185.36

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,743.83		$32,743.83	32,743.83

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$59,739.33		$59,739.33	59,739.33

	Available Funds Remaining:					$31,728,137.17

7.	Regular Principal Distribution Amount:					31,728,137.17

			Distributable Amount		Paid Amount
	Class A-1 Notes				$31,728,137.17
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$32,932,961.91		$31,728,137.17
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$32,932,961.91		$31,728,137.17

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$38,989,119.51
Beginning Period Amount	$38,989,119.51
Current Period Amortization	$1,415,306.84
Ending Period Required Amount	$37,573,812.67
Ending Period Amount	$37,573,812.67
Next Distribution Date Required Amount	$36,183,846.10

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	3
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,448,168.79
Beginning Period Amount	$2,448,168.79
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,448,168.79
Ending Period Amount	$2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$30,797,556.48	$32,090,270.75	$33,295,095.49
Overcollateralization as a % of Original Adjusted Pool	3.14%	3.28%	3.40%
Overcollateralization as a % of Current Adjusted Pool	3.49%	3.77%	3.91%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.33%	49,081	99.23%	$882,095,554.44
30 - 60 Days	0.49%	240	0.55%	$4,895,196.65
61 - 90 Days	0.14%	70	0.17%	$1,509,153.17
91-120 Days	0.04%	20	0.05%	$449,490.52
121 + Days	0.00%	0	0.00%	$-
Total		49,411		$888,949,394.78

Delinquent Receivables 30+ Days Past Due
Current Period	0.67%	330	0.77%	$6,853,840.34
1st Preceding Collection Period	0.56%	281	0.60%	$5,530,688.59
2nd Preceding Collection Period	0.45%	231	0.51%	$4,835,781.30
3rd Preceding Collection Period
Four-Month Average	0.56%		0.63%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.22%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		21		$328,346.51
Repossession Inventory		34		$279,643.45

Current Charge-Offs
Gross Principal of Charge-Offs				$897,735.81
Recoveries				$(237,730.24)
Net Loss				$660,005.57

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.86%

Average Pool Balance for Current Period				$904,874,759.65

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.88%
1st Preceding Collection Period				0.43%
2nd Preceding Collection Period				0.30%
3rd Preceding Collection Period
Four-Month Average				0.54%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		74	155	$1,696,135.21
Recoveries		36	69	$(451,148.47)
Net Loss				$1,244,986.74
Cumulative Net Loss as a % of Initial Pool Balance				0.12%

Net Loss for Receivables that have experienced a Net Loss *		61	131	$1,244,986.74
Average Net Loss for Receivables that have experienced a Net Loss				$9,503.72

Principal Balance of Extensions				$4,879,157.63
Number of Extensions				230

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

“Total Collections” and “Total Available for Distribution” were each reduced by $11,799.87.  “Collection Account Interest” in Section IV.1 and “Total due to Servicer” were each reduced by $11,859.48. “Available Funds Remaining” in Section IV.6, “Regular Principal Distribution Amount”, the amount payable to the Class A-1 Notes pursuant to the Regular Principal Distribution Amount and the Ending “Overcollateralization Amount” were each increased by $59.61.

As a result, the Ending “Class A-1 Notes Balance” was decreased by $59.61.

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